Non-Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2025
Non-current provisions [abstract]
Non-Current Liabilities - Provisions	Note 28. Non-Current Liabilities - Provisions

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Long service leave	—	10
Total non-current provisions	—	10